Events after the reporting period	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Events after the reporting period
28.	Events after the reporting period

The Group evaluated subsequent events from December 31, 2018 through the date the consolidated financial statements were issued and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.